UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Utilities & Telecommunications Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Commercial Services & Supplies - 0.9%	Tetra Tech, Inc. (a)	33,700	$867,101

Construction & Engineering - 0.7%	Bouygues	4,900	230,752
	Quanta Services, Inc. (a)	21,075	446,790

			677,542

Diversified Telecommunication Services - 15.5%	AT&T Inc.	140,262	3,600,526
	BCE, Inc.	32,500	779,350
	BT Group Plc	112,000	240,011
	Cable & Wireless Plc	100,500	238,456
	CenturyTel, Inc.	13,000	421,980
	Deutsche Telekom AG	25,700	351,200
	France Telecom SA	40,100	993,628
	Koninklijke KPN NV	21,100	382,727
	Qwest Communications International Inc.	290,900	1,044,331
	Swisscom AG	1,100	397,010
	Telefonica SA	79,448	2,218,704
	Verizon Communications, Inc.	120,200	3,556,718
	Windstream Corp.	39,141	377,319

			14,601,960

Electric Utilities - 36.9%	Allegheny Energy, Inc.	36,600	835,212
	American Electric Power Co., Inc.	106,000	3,203,320
	CEZ AS	5,600	275,767
	CPFL Energia SA - ADR	6,200	324,136
	Cia Energetica de Minas Gerais - ADR	43,137	681,133
	DPL, Inc.	75,000	1,900,500
	Duke Energy Corp.	126,132	1,995,408
	E.ON AG	26,400	1,011,777
	EDP - Energias do Brasil SA	33,200	532,602
	Edison International	44,400	1,412,808
	Entergy Corp.	43,600	3,344,992
	Exelon Corp.	24,600	1,155,216
	FPL Group, Inc.	77,300	3,795,430
	FirstEnergy Corp.	56,700	2,453,976
	Fortum Oyj	11,000	260,357
	ITC Holdings Corp.	49,500	2,198,790
	Iberdrola SA	113,000	1,023,619
	NV Energy, Inc.	37,500	429,750
	Northeast Utilities Inc.	30,700	707,635
	PPL Corp.	89,500	2,634,880
	Progress Energy, Inc.	20,600	773,118
	The Southern Co.	106,700	3,327,973
	Westar Energy, Inc.	30,100	576,415

			34,854,814

Gas Utilities - 4.2%	EQT Corp.	17,500	732,550
	Energen Corp.	7,700	337,876
	New Jersey Resources Corp.	20,400	718,080
	Questar Corp.	44,400	1,768,896
	UGI Corp.	19,000	453,720

			4,011,122

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Independent Power Producers & Energy Traders - 8.9%	The AES Corp. (a)	62,900	$822,103
	AES Tiete SA (Preference Shares)	42,300	476,643
	Constellation Energy Group, Inc.	72,800	2,250,976
	International Power Plc	132,500	550,099
	NRG Energy, Inc. (a)	147,600	3,393,324
	Ormat Technologies, Inc.	25,300	956,340

			8,449,485

Media - 0.4%	Vivendi SA	13,000	360,650

Multi-Utilities - 16.6%	CMS Energy Corp.	15,500	206,150
	CenterPoint Energy, Inc.	31,100	391,860
	Consolidated Edison, Inc.	31,600	1,285,488
	Dominion Resources, Inc.	94,174	3,210,392
	GDF Suez	31,689	1,324,836
	NSTAR	26,200	810,890
	National Grid Plc	21,218	210,183
	PG&E Corp.	54,500	2,228,505
	Public Service Enterprise Group, Inc.	106,000	3,158,800
	RWE AG	4,500	394,708
	Sempra Energy	19,900	1,023,855
	Wisconsin Energy Corp.	19,100	834,097
	Xcel Energy, Inc.	30,000	565,800

			15,645,564

Oil, Gas & Consumable Fuels - 5.9%	Cabot Oil & Gas Corp., Class A	12,000	461,640
	Devon Energy Corp.	10,000	647,100
	EOG Resources, Inc.	8,400	685,944
	PetroHawk Energy Corp. (a)	16,600	390,432
	Range Resources Corp.	8,200	410,410
	Southwestern Energy Co. (a)	17,600	767,008
	Spectra Energy Corp.	50,116	958,218
	Talisman Energy, Inc.	19,500	330,915
	Williams Cos., Inc.	46,900	884,065

			5,535,732

Water Utilities - 2.6%	American States Water Co.	3,400	112,710
	American Water Works Co, Inc.	42,000	796,740
	Aqua America, Inc.	31,500	486,675
	California Water Service Group	14,200	519,294
	Cia Saneamento (Preference Shares) (a)(b)	314	22,246
	Companhia de Saneamento de Minas Gerais	32,000	563,124

			2,500,789

Wireless Telecommunication Services - 5.7%	America Movil, SA de CV - ADR	24,000	1,059,120
	American Tower Corp., Class A (a)	14,200	522,844
	Cellcom Israel Ltd.	14,000	421,260
	Crown Castle International Corp. (a)	17,500	528,850
	MetroPCS Communications, Inc. (a)	47,800	297,794
	Millicom International Cellular SA (a)	8,000	501,280
	NII Holdings, Inc. (a)	9,600	258,528
	SBA Communications Corp., Class A (a)	37,700	1,063,517
	Vivo Participacoes SA - ADR	9,000	218,250
	Vodafone Group Plc - ADR	25,112	557,235

			5,428,678

	Total Long-Term Investments (Cost - $74,691,274) - 98.3%		92,933,437

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, 0.21% (c)(d)	1,463,270	$1,463,270

Total Short-Term Securities (Cost - $1,463,270) - 1.5%		1,463,270

Total Investments (Cost - $76,154,544*) - 99.8%		94,396,707
Other Assets Less Liabilities - 0.2%		153,633

Net Assets - 100.0%		$94,550,340

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,352,163

Gross unrealized appreciation	$20,051,859
Gross unrealized depreciation	(2,007,315)

Net unrealized appreciation	$18,044,544

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	$(4,739,149)	$2,205

(d)	Represents the current yield as of report date.

•	Portfolio Abbreviations:

	ADR		American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

		•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments October 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$82,446,707
Short-Term Securities	1,463,270

Total Level 1	83,909,977

Level 2
Long Term Investments
Common Stocks:
Construction & Engineering	230,752
Diversified Telecommunication Services	4,821,736
Electric Utilities	2,571,520
Independent Power Producers & Energy Traders	550,099
Media	360,650
Multi-Utilities	1,929,727

Total Level 2	10,464,484

Level 3
Long Term Investments
Common Stocks:
Water Utilities	22,246

Total Level 3	22,246

Total	$94,396,707

1 See above Schedule of Investments for values in each industry excluding the industries in Level 2 and Level 3 within the table.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Common Stock Water Utilities

Assets

Balance, as of July 31, 2009	$21,003
Accrued discounts/premiums	—
Realized loss	—
Change in unrealized appreciation (depreciation)	1,243
Net sales	—
Net transfers in/out of Level 3	—

Balance, as of October 31, 2009	$22,246

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 18, 2009